Interest in Other Entities (Details) - Schedule of eventer price allocation - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2022	Aug. 30, 2022	Mar. 31, 2022	Jan. 04, 2021
Schedule of Eventer Price Allocation [Abstract]
Cash consideration invested in Jeffs’ Brands				$ 1,650
Non- cash consideration invested in Jeffs’ Brands				71
Total consideration	$ 7,669	$ 4	$ 400	1,721
Less:
Fair value of net assets acquired	(8,282)			2,314
Fair value of technology acquired, net of deferred taxes	10,150
Fair value of customer relations acquired, net of deferred taxes	5,486
Non-controlling interest	(7,849)			(1,156)
Total acquired	(495)			1,158
Goodwill	8,164			$ 563
Cash consideration	731
Fair value former shares holdings	$ 6,939